Related Party Transactions (Summary of Due from and Prepayment to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Ending Balance with Related Parties [Line Items]
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	$ 324	$ 393
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	324	393
Short-term and Long-term prepayment to Sohu under Services and Advertising agreements	$ 0	$ 10,363